General and Administrative Expense (Details) - CHF (SFr)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense/General and Administrative Expense/Finance Income and Finance Expense [Abstract]
Employee benefits and expenses					SFr 2,097,853	SFr 2,174,543	SFr 1,502,900
Business development					161,985	45,649	72,562
Travel expenses					199,484	158,774	257,454
Administration expenses					2,522,217	2,969,796	2,386,791
Lease expenses					81,277	63,695	59,665
Depreciation tangible assets					69,190	39,475	38,740
Capital tax expenses					18,403	(5,420)	23,458
Total general and administrative expenses	SFr 1,170,244	SFr 1,336,217	SFr 3,629,665	SFr 3,997,373	SFr 5,150,409	SFr 5,446,512	SFr 4,341,570